Putnam Income Fund Supplement	Mar. 16, 2017
Risk/Return:
Supplement Text

Prospectus Supplement	February 28, 2017

Putnam Income Fund
Prospectuses dated February 28, 2017
  Class T shares of the fund are not currently available for purchase.